SHAREHOLDERS' EQUITY (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Stockholders Equity Note [Line Items]
Number of repurchased outstanding ordinary shares | shares	895,136
Value of repurchased outstanding ordinary shares | $	$ 200,000
Unrecognized compensation cost | $	$ 490,017
Weighted-average period for unrecognized compensation cost to be recognized	2 years 11 months 1 day
Employee Shares Incentive Plan (the Plan") [Member]" | Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Shares available for future grant | shares	2,907,140